SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund

Supplement Dated January 26, 2007
to the Class A Shares Prospectus Dated September 30, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "High Yield Bond Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to ING Investment Management Co. is hereby deleted.

There are no other changes to the sub-advisers of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-430 (1/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

High Yield Bond Fund

Supplement Dated January 26, 2007
to the Statement of Additional Information ("SAI") Dated September 30, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the High Yield Bond Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to the High Yield Bond Fund in the paragraph relating to ING Investment Management Co. are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to the High Yield Bond Fund in the paragraphs relating to ING Investment Management Co. are hereby deleted.

There are no other changes to the sub-advisers of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-431 (1/07)